Intangible assets, net - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 31,210	$ 33,644
Others	[1]		(1,141)
Amortization		(2,415)	(2,076)
Exchange rate effect		1,229	783
Ending balance		30,024	31,210
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		38,062
Ending balance		39,737	38,062
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(6,852)
Ending balance		(9,713)	(6,852)
Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		31,210
Ending balance		30,024	31,210
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,438	1,784
Others	[1]		0
Amortization		(424)	(438)
Exchange rate effect		111	92
Ending balance		1,125	1,438
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		4,291
Ending balance		4,649	4,291
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(2,853)
Ending balance		(3,524)	(2,853)
Software [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,438
Ending balance		1,125	1,438
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		184	195
Others	[1]		0
Amortization		(23)	(22)
Exchange rate effect		15	11
Ending balance		176	184
Trademark [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		218
Ending balance		238	218
Trademark [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(34)
Ending balance		(62)	(34)
Trademark [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		184
Ending balance		176	184
Intellectual property [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,705	1,947
Others	[1]		0
Amortization		(691)	(346)
Exchange rate effect		155	104
Ending balance		1,169	1,705
Intellectual property [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,675
Ending balance		2,962	2,675
Intellectual property [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(970)
Ending balance		(1,793)	(970)
Intellectual property [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,705
Ending balance		1,169	1,705
Customer relationship [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		6,529	7,664
Others	[1]		0
Amortization		(1,181)	(1,177)
Exchange rate effect		49	42
Ending balance		5,397	6,529
Customer relationship [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,394
Ending balance		9,490	9,394
Customer relationship [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(2,865)
Ending balance		(4,093)	(2,865)
Customer relationship [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		6,529
Ending balance		5,397	6,529
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		20,965	21,598
Others	[1]		(1,141)
Amortization		0	0
Exchange rate effect		867	508
Ending balance		21,832	20,965
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		20,965
Ending balance		21,832	20,965
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		0
Ending balance		0	0
Goodwill [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		20,965
Ending balance		21,832	20,965
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		389	456
Others	[1]		0
Amortization		(96)	(93)
Exchange rate effect		32	26
Ending balance		325	389
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		519
Ending balance		566	519
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(130)
Ending balance		(241)	(130)
Others [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		389
Ending balance		$ 325	$ 389

[1]	Includes a earn-out adjustment of US$897 related to the Workarea acquisition. In January 2022 the Company carried out an assessment of the Purchase Price Consideration of Workarea’s acquisition, having identified an immaterial adjustment. The Purchase Price Consideration recognized on December 31, 2021, financial statements were based on a provisional assessment. In January 2022, the valuation sought by an independent valuation and assessment were completed. Also includes a fixed installment immaterial adjustment of US$244 related to the Ciashop acquisition.